35 Financial Instruments (Details 11) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Less: Cash and cash equivalents	R$ 3,222,768	R$ 2,941,727
Net debt	3,188,531	3,142,383
Equity	20,250,518	17,598,212	R$ 16,336,214	R$ 15,345,579
Capital Management Risk [member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing	3,188,531	3,142,383
Debentures	6,757,481	8,429,710
Less: Cash and cash equivalents	3,222,768	2,941,727
Less: Bonds and securities	1,465	3,112
Capital Management Risk [member] | Indebtedness [member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing	3,214,249	3,168,710
Debentures	6,837,819	8,540,366
Less: Cash and cash equivalents	3,222,768	2,941,727
Less: Bonds and securities	300,530	282,081
Net debt	6,528,770	8,485,268
Equity	R$ 20,250,518	R$ 17,598,212
Debit to equity ratio (in R$ per share)	R$ 0.32	R$ 0.48